UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21593

Kayne Anderson MLP/Midstream Investment Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2018

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

KAYNE ANDERSON MLP/MIDSTREAM INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2018

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 162.7%
Equity Investments(1) — 162.7%
Midstream MLP(2) — 118.5%
Andeavor Logistics LP	919	$44,651
Antero Midstream Partners LP(3)	367	10,736
BP Midstream Partners LP	2,556	50,430
Buckeye Partners, L.P.(4)	3,662	129,117
Buckeye Partners, L.P.— Class C Units(4)(5)(6)(7)	2,610	83,375
CNX Midstream Partners LP	770	15,090
Cheniere Energy Partners, L.P.	1,448	54,871
Crestwood Equity Partners LP	1,474	55,404
DCP Midstream, LP	2,905	119,714
Dominion Midstream Partners, LP — Convertible Preferred Units(5)(6)(8)	631	13,664
Enable Midstream Partners, LP	1,470	22,888
Enbridge Energy Management, L.L.C.(9)(10)	2,475	26,857
Enbridge Energy Partners, L.P(10)	1,546	17,408
Energy Transfer Partners, L.P.(11)	19,095	430,589
EnLink Midstream Partners, LP	4,888	87,006
Enterprise Products Partners L.P.	18,416	526,701
EQT Midstream Partners, LP	475	27,153
Global Partners LP	1,166	21,752
Hess Midstream Partners LP	40	908
Magellan Midstream Partners, L.P.	2,074	141,567
MPLX LP	5,165	183,193
MPLX LP — Convertible Preferred Units(5)(6)(12)	2,255	88,276
Noble Midstream Partners LP	280	12,257
Phillips 66 Partners LP	701	36,066
Plains All American Pipeline, L.P.(4)	8,613	224,963
Plains GP Holdings, L.P.(4)	70	1,805
Plains GP Holdings, L.P. — Plains AAP, L.P.(4)(6)(13)	1,622	42,374
Shell Midstream Partners, L.P.	4,898	109,562
Spectra Energy Partners, LP(10)	1,487	56,462
Sprague Resources LP	683	17,268
Summit Midstream Partners, LP	2,060	33,270
Western Gas Partners, LP	4,471	218,418

		2,903,795

Midstream Company — 41.1%
Antero Midstream GP LP(3)	246	4,155
Kinder Morgan, Inc.	1,445	25,575
ONEOK, Inc.	4,936	325,359
SemGroup Corporation	625	15,124
Tallgrass Energy, LP	3,726	91,621
Targa Resources Corp.	3,844	211,673
The Williams Companies, Inc.(14)	11,295	334,226

		1,007,733

KAYNE ANDERSON MLP/MIDSTREAM INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2018

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
General Partner MLP — 1.3%
Energy Transfer Equity, L.P.(11)	1,225	$21,439
EQT GP Holdings, LP	445	9,345

		30,784

Shipping MLP — 1.2%
Capital Product Partners L.P. — Class B Units(5)(6)(15)	3,636	28,945

Other — 0.6%
Viper Energy Partners LP	406	15,798

Total Long-Term Investments — United States —162.7% (Cost — $3,050,258)		3,987,055

Debt		(833,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(317,000)
Current Income Tax Liability		(21,618)
Deferred Income Tax Liability		(363,041)
Other Liabilities in Excess of Other Assets		(2,247)

Net Assets Applicable to Common Stockholders		$2,450,149

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Includes limited liability companies and affiliates of master limited partnerships.

(3)

On October 9, 2018, Antero Midstream GP LP (“AMGP”) and Antero Midstream Partners LP (“AM”) announced that they entered into a definitive agreement for AMGP to acquire all of the outstanding AM common units. In connection with the transaction, AMGP will convert into a corporation and the combined entity will be renamed Antero Midstream Corporation (“New AM”). Under the terms of the agreement, AM unitholders will receive a combination of $3.415 in cash and 1.635 shares of New AM stock per AM unit owned.

(4)	The Company believes that it is an affiliate of Buckeye Partners, L.P. (“BPL”), Plains GP Holdings, L.P. (“PAGP”), Plains AAP, L.P. (“PAGP-AAP”) and Plains All American Pipeline, L.P. (“PAA”).

(5)	Fair valued security.

(6)

The Company’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2018, the aggregate value of restricted securities held by the Company was $256,634 (6.4% of total assets), which included $42,374 of Level 2 securities and $214,260 of Level 3 securities.

(7)

On March 2, 2018, the Company purchased, in a private placement, Class C Units from BPL. The BPL Class C Units are similar in all respects to the common units except that BPL has elected to pay distributions in-kind (additional Class C Units) instead of cash. The Class C Units will convert on a one-for-one basis to BPL common units no later than March 2, 2020 and convert automatically on a one-for-one basis if BPL reduces its common unit distribution.

(8)

On December 1, 2016, the Company purchased, in a private placement, Series A Convertible Preferred Units (“DM Convertible Preferred Units”) from Dominion Midstream Partners, LP (“DM”). The DM Convertible Preferred Units are senior to the common units in terms of liquidation preference and priority of distributions and pay a quarterly distribution of $0.3135 per unit for the first two years and thereafter will pay the higher of (a) $0.3135 per unit or (b) the distribution that the DM Convertible Preferred Units would receive on an as converted basis. For the first two years, the distribution may be paid, at DM’s option, in cash or in units. After two years, the distribution will be paid in cash. Holders of the DM Convertible Preferred Units may convert on a one-for-one basis to DM common units any time after December 1, 2018. On September 19, 2018, Dominion Energy (“D”) announced an offer to acquire all outstanding DM common units that are not already owned by D. In connection with this transaction, the DM Convertible Preferred Units are expected to be converted into DM common units at a conversion ratio that will be determined in accordance with the terms of the partnership agreement of DM and that is expected to result in a value to the Company of 140% of the liquidation preference of $26.40 per unit. The transaction is expected to close in the first quarter of 2019.

KAYNE ANDERSON MLP/MIDSTREAM INVESTMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2018

(amounts in 000’s)

(UNAUDITED)

(9)	Dividends are paid-in-kind.

(10)

On August 24, 2018, Enbridge Inc. (“ENB”) announced it entered into a definitive agreement to acquire, with ENB stock, all of the outstanding public common units of Spectra Energy Partners, LP (“SEP”). On September 18, 2018, ENB announced it entered into a definitive agreement to acquire, with ENB stock, all of the outstanding public equity securities of Enbridge Energy Partners, L.P. (“EEP”), Enbridge Energy Management, L.L.C. (“EEQ”) and Enbridge Income Fund Holdings Inc. (“ENF”).

(11)

On October 19, 2018, Energy Transfer Equity, L.P. (“ETE”) and Energy Transfer Partners, L.P. (“ETP”) completed their previously announced unit-for-unit merger, in which ETE acquired ETP. Upon closing of the merger, ETE changed its name to Energy Transfer LP.

(12)

On May 13, 2016, the Company purchased, in a private placement, Series A Convertible Preferred Units (“MPLX Convertible Preferred Units”) from MPLX LP (“MPLX”). The MPLX Convertible Preferred Units are senior to the common units in terms of liquidation preference and priority of distributions and pay a quarterly distribution at the higher of (a) $0.528125 per unit or (b) the distribution that the MPLX Convertible Preferred Units would receive on an as converted basis. Holders of the MPLX Convertible Preferred Units may convert on a one-for-one basis to MPLX common units any time after May 13, 2019.

(13)

The Company’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or PAA units at the Company’s option. The Company values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of August 31, 2018, the Company’s PAGP-AAP investment is valued at PAA’s closing price.

(14)	On August 10, 2018, The Williams Companies, Inc. (“WMB”) and Williams Partners L.P. (“WPZ”) completed their previously announced stock-for-unit merger.

(15)

Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions (liquidation preference of $9.00 per unit). The Class B Units pay quarterly cash distributions and are convertible at any time at the option of the holder. The Class B Units paid a distribution of $0.21375 per unit for the third quarter.

From time to time, the Company’s ability to sell certain of its investments is subject to certain legal or contractual restrictions. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At August 31, 2018, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000’s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments(1)
Plains GP Holdings, L.P. —
Plains AAP, L.P.	(2)	(3)	1,622	$6,199	$42,374	$26.12	1.7%	1.1%
Level 3 Investments(4)
Buckeye Partners, L.P.
Class C Units	(2)	(5)	2,610	$103,003	$83,375	$31.94	3.4%	2.1%
Capital Product Partners L.P.
Class B Units	(2)	(5)	3,636	18,458	28,945	7.96	1.2	0.7
Dominion Midstream Partners, LP
Convertible Preferred Units	12/1/16	(5)	631	16,686	13,664	21.64	0.6	0.3
MPLX LP
Convertible Preferred Units	5/13/16	(5)	2,255	72,217	88,276	39.14	3.6	2.2

Total				$210,364	$214,260		8.8%	5.3%

Total of all restricted securities				$216,563	$256,634		10.5%	6.4%

(1)

The Company values its investment in Plains AAP, L.P. (“PAGP-AAP”) on an “as exchanged” basis based on the higher public market value of either Plains GP Holdings, L.P. (“PAGP”) or Plains All American, L.P. (“PAA”). As of August 31, 2018, the Company’s PAGP-AAP investment is valued at PAA’s closing price.

(2)	Security was acquired at various dates in current and/or prior fiscal years.

(3)

The Company’s investment in PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or PAA units at the Company’s option. Upon exchange, the PAGP shares or the PAA units will be freely tradable.

(4)	Securities are valued using inputs reflecting the Company’s own assumptions.

(5)	Unregistered or restricted security of a publicly-traded company.

At August 31, 2018, the cost basis of investments for federal income tax purposes was $2,339,401. At August 31, 2018, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,737,052
Gross unrealized depreciation	(89,398)

Net unrealized appreciation	$1,647,654

The cost basis for federal income tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities (other than deferred taxes) measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets measured at fair value on a recurring basis at August 31, 2018, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)		Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$3,987,055	$3,730,421	$42,374	(1)	$214,260

(1)

The Company’s investment in Plains AAP, L.P. (“PAGP-AAP”) is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or Plains All American Pipeline, L.P. (“PAA”) units at the Company’s option. The Company values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of August 31, 2018, the Company’s PAGP-AAP investment is valued at PAA’s closing price. The Company categorizes its investment as a Level 2 security for fair value reporting purposes.

The Company did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at August 31, 2018. For the nine months ended August 31, 2018, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2018.

Equity Investments
Balance — November 30, 2017	$132,520
Purchases	93,003
Issuances	5,916
Acquired through merger with Kayne Anderson Development Company (“KED”)	15,057
Transfers out to Level 1 and 2	—
Realized gains (losses)	—
Unrealized gains (losses), net	(32,236)

Balance — August 31, 2018	$214,260

The purchase of $93,003 relates to the Company’s investment in Buckeye Partners, L.P. (“BPL”) Class C Units that was made in March 2018. The issuances of $5,916 relates to paid-in-kind BPL Class C Units received.

In connection with its merger with KED, the Company acquired $15,057 of securities that were measured at fair value using significant unobservable inputs. The following table presents the securities that were acquired based on their fair value as measured at the time of the merger.

Investment	Fair Value Acquired
Buckeye Partners, L.P. — Class C Units	$7,962
Capital Product Partners L.P. — Class B Units	4,855
Dominion Midstream Partners, LP — Convertible Preferred Units	2,240

$15,057

The $32,236 of net unrealized losses relate to investments that were still held at the end of the reporting period.

As of August 31, 2018, the Company held no derivative instruments, and during the nine months ended August 31, 2018, the Company did not have any activity involving derivative instruments.

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not focus on the energy sector. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2018, the Company had the following investment concentrations:

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	100.0%
Midstream Energy Companies(1)	99.6%
Largest single issuer	13.2%
Restricted securities	6.4%

(1)

Comprised of energy-related partnerships and their affiliates (collectively, “master limited partnerships” or “MLPs”) and other companies that, as their principal business, operate assets used in the gathering, transporting, processing, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined petroleum products or coal.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 30, 2018 with a file number 811-21593.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MLP/MIDSTREAM INVESTMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors
and Chief Executive Officer
Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name: Kevin S. McCarthy Title: Chairman of the Board of Directors
and Chief Executive Officer
Date: October 29, 2018

/S/ TERRY A. HART
Name: Terry A. Hart Title: Chief Financial Officer and Treasurer
Date: October 29, 2018